Madrona Domestic ETF (Prospectus Summary) | Madrona Domestic ETF
MADRONA DOMESTIC ETF
INVESTMENT OBJECTIVE
The Madrona Domestic ETF (the "Fund") seeks to provide long-term capital appreciation above the capital appreciation of its benchmark, the S&P 500 Index.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madrona Domestic ETF
MANAGEMENT FEES		0.80%
DISTRIBUTION (12b-1) FEES		none
OTHER EXPENSES	[1]	0.32%
TOTAL ANNUAL FUND OPERATING EXPENSES		1.12%
[1]	Because the Fund is new, "Other Expenses" is based on estimated amounts for the current fiscal year. If "Other Expenses" exceeds the estimated amount and causes the Fund's Total Annual Fund Operating Expenses to exceed 1.25% (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (the "Fee Cap"), the Advisor has contractually agreed to reduce its fees and/or reimburse expenses to keep the Fund's Total Annual Fund Operating Expenses (excluding interest, taxes,brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding the Fee Cap until October 31, 2012. The Fee Cap arrangement (i) may be terminated at any time by the Board of Trustees, and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included, your costs would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Madrona Domestic ETF	114	355

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Fund performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. The
Fund does not pay transaction costs on in-kind creations or redemptions.

PRINCIPAL INVESTMENT STRATEGIES
Madrona Funds, LLC ("Madrona" or the "Sub-Advisor") seeks to achieve the Fund's investment objective by selecting a portfolio of up to 500 of the largest U.S.
traded equity securities. The Sub-Advisor selects the securities for the Fund's portfolio using a weighted allocation system based on consensus analyst estimates of the present value of future expected earnings relative to the share price of each security. The Sub-Advisor's investment committee meets on a bi-weekly basis to monitor the portfolio and make allocation decisions. The investment committee uses third party analyst research and a proprietary fundamental process to make allocation decisions and employs guidelines to protect against dramatic over or under weighting of individual securities in the
Fund's portfolio. The investment committee relies heavily on a stock's price and market cap relative to its future expected earnings in its analysis of individual securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks that may affect the value of its shares, including:

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the
"Exchange") may result in a shareholder's inability to buy or sell shares of the
Fund on that day.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap stocks is less than for other types of investments - small-cap stocks, for instance - the
Fund's performance could be reduced.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Market Risk. Due to market conditions, the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk. Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings.
In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

As with any fund, there is no guarantee that the Fund will achieve its investment goal.

FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year.